Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Schedule of Inventories
	At December 31,
	2017	2016	2015
Finished goods	191	621	2,042
Supplies	2,531	2,467	2,071
Oil and byproducts	5,842	4,576	4,111
	8,564	7,664	8,224